Long-Term Investments, Net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 29, 2023	Feb. 24, 2023	Apr. 20, 2022
Long-Term Investments, Net [Abstract]
Investment shares (in Shares)	993,108		993,108						4,158,963
Per share (in Dollars per share)	$ 4.01		$ 4.01
Realized gain (loss)			$ 1,541,736			$ 139,122,485
Fair value	$ 524		$ 524		$ 2,443,593	$ 7,795,479
Closing price (in Dollars per share)	$ 8.06		$ 8.06		$ 2.46	$ 7.85	$ 2
Interest rate						51.00%		8.00%
Net carrying value						$ 159,413
Loss on sale						32,826
Cash consideration amount						186,800,000
Realized gain						139,200,000
Cash proceeds						184,900,000
Equity method investment						1,596,555
Interest income						203,632
Unrealized loss					$ 5,330,652	$ 12,398,717